Investments and Advances to Equity Method Investments (Details) - Schedule of Share of Gain or (Loss) from Equity Method Investments - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Schedule of Share Of Gain or (Loss) from Equity Method Investments [Line Items]
Gain or (loss) from equity method investments	$ 38		$ (1,555)		$ 2,912		$ (3,690)		$ (52,452)		$ 1,513
FCG [Member]
Schedule of Share Of Gain or (Loss) from Equity Method Investments [Line Items]
Gain or (loss) from equity method investments	(1,658)	[1]	(1,598)	[1]	(137)	[1]	(1,598)	[1]	(8,145)	[2]		[2]
PDP [Member]
Schedule of Share Of Gain or (Loss) from Equity Method Investments [Line Items]
Gain or (loss) from equity method investments	1,619		1,527		2,810		1,902		(1,522)		3,229
Sierra Parima [Member]
Schedule of Share Of Gain or (Loss) from Equity Method Investments [Line Items]
Gain or (loss) from equity method investments			(1,616)				(4,254)		(43,073)		(1,719)
Karnival [Member]
Schedule of Share Of Gain or (Loss) from Equity Method Investments [Line Items]
Gain or (loss) from equity method investments	$ 77		$ 132		$ 239		$ 260		$ 288		$ 3

[1]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income (loss), less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. For the three months ended September 30, 2024, the Company recognized $(1.7) million of net loss from FCG, which equals the $(0.1) million total net loss from FCG less adjustments of $(1.6) million comprised of $(0.7) million in accretion of preference dividend, less than $(0.1) million in accretion of fees, and $(0.8) million in amortization of basis difference. For the nine months ended September 30, 2024, the Company recognized less than $(0.1) million net loss from FCG, which equals the $4.2 million total net income from FCG less adjustments of $(4.3) million comprised of $(1.8) million in accretion of preference dividend and fees, and $(2.5) million in amortization of basis difference. The Company will continue to recognize 100% of the gains or (losses) from its equity method investment in FCG based on the terms of the LLCA until the split in equity accounts becomes 25% related to QIC and 75% to the Company.
[2]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.